Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Statement of Cash Flows [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 82,943	$ 37,896	$ 27,204
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	35,002	36,033	34,179
Amortization of capitalized software	12,662	13,047	13,420
Amortization of Intangible Assets	3,951	6,249	7,184
Amortization of debt issuance costs and debt discount	2,400	2,513	2,561
Gains (Losses) on Extinguishment of Debt	(420)	0	0
Share-based compensation expense	6,190	5,567	6,489
Tax benefit related to share-based plans	(929)	(3,439)	(944)
Loss on disposal of facilities and equipment	1,610	1,697	3,103
Impairment charges for facilities and equipment	1,982	1,636	4,132
Impairment of assets held for sale	0	4,660	0
Disposition/impairment of discontinued operations	0	11,512	3,530
Gain (Loss) on Disposition of Stock in Subsidiary	(4,679)	576	0
Deferred rent	1,149	4,882	1,350
Deferred Income Tax Expense (Benefit)	(3,416)	18,061	(3,555)
Provision for doubtful accounts	1,716	551	360
Changes in operating assets and liabilities, net of dispositions:
Receivables	(9,175)	(17,570)	27,984
Inventories	(7,651)	(44,852)	28,623
Prepaid expenses and other current and noncurrent assets	(20,053)	3,798	(4,867)
Trade accounts payable	(8,204)	12,951	32,091
Accrued expenses and other liabilities	20,142	4,389	10,436
Increase (Decrease) in Income Taxes Payable, Net of Income Taxes Receivable	2,411	2,335	4,323
Other, net	341	1,540	334
Net Cash Provided by (Used in) Operating Activities	118,812	104,032	197,937
Investing Activities
Purchases of property and equipment	(44,952)	(43,968)	(55,801)
Capitalized software	(5,086)	(5,235)	(7,928)
Acquisition of trademarks	(65,065)	0	(5,000)
Investment in nonconsolidated affiliate	(7,000)	0	0
Net proceeds from sale of subsidiaries	10,120	69,347	0
Net cash (used for) provided by investing activities	(111,983)	20,144	(68,729)
Financing Activities
Borrowings under revolving credit agreement	867,000	1,129,000	805,000
Repayments under revolving credit agreement	(874,000)	(1,227,000)	(901,000)
Payments of Debt Issuance Costs	2,618	0	0
Dividends paid	(12,237)	(12,105)	(12,011)
Issuance of common stock under share-based plans, net	443	804	(1,700)
Tax benefit related to share-based plans	929	3,439	944
Proceeds from Contributions from Affiliates	0	50	0
Net cash provided by (used for) financing activities	(20,483)	(105,812)	(108,767)
Effect of exchange rate changes on cash and cash equivalents	(1,489)	(4,041)	100
Decrease in cash and cash equivalents	(15,143)	14,323	20,541
Cash and cash equivalents at beginning of period	82,546	68,223	47,682
Cash and cash equivalents at end of period	$ 67,403	$ 82,546	$ 68,223